AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 135.3%
	AEROSPACE/DEFENSE — 6.9%
1,526	General Dynamics Corp.[1]	$328,319
1,713	L3Harris Technologies, Inc.[1]	335,354
696	Lockheed Martin Corp.[1]	320,425
733	Northrop Grumman Corp.[1]	334,101
		1,318,199
	AGRICULTURE — 3.6%
7,704	Altria Group, Inc.[1]	348,991
3,508	Philip Morris International, Inc.[1]	342,451
		691,442
	BANKS — 1.8%
2,787	M&T Bank Corp.[1]	344,919
	BEVERAGES — 5.7%
5,548	Coca-Cola Co.[1]	334,100
6,106	Molson Coors Beverage Co. - Class B1	402,019
1,908	PepsiCo, Inc.[1]	353,400
		1,089,519
	BIOTECHNOLOGY — 10.3%
1,428	Amgen, Inc.[1]	317,045
1,203	Biogen, Inc.*,1	342,674
4,223	Gilead Sciences, Inc.[1]	325,467
4,821	Incyte Corp.*,1	300,107
434	Regeneron Pharmaceuticals, Inc.*,1	311,846
1,082	Vertex Pharmaceuticals, Inc.*,1	380,767
		1,977,906
	COMPUTERS — 3.7%
2,752	International Business Machines Corp.[1]	368,245
3,777	Leidos Holdings, Inc.[1]	334,189
		702,434
	COSMETICS/PERSONAL CARE — 3.7%
4,660	Colgate-Palmolive Co.[1]	359,007
2,334	Procter & Gamble Co.[1]	354,161
		713,168
	DIVERSIFIED FINANCIAL SERVICES — 1.8%
1,835	CME Group, Inc.[1]	340,007
	ENVIRONMENTAL CONTROL — 3.9%
2,537	Republic Services, Inc.[1]	388,592

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENVIRONMENTAL CONTROL (Continued)
2,119	Waste Management, Inc.[1]	$367,477
		756,069
	FOOD — 14.1%
6,408	Campbell Soup Co.[1]	292,910
9,506	Conagra Brands, Inc.[1]	320,542
4,045	General Mills, Inc.[1]	310,252
1,358	Hershey Co.[1]	339,093
8,894	Hormel Foods Corp.[1]	357,717
5,215	Kellogg Co.[1]	351,491
3,233	Lamb Weston Holdings, Inc.[1]	371,633
4,145	McCormick & Co., Inc.[1]	361,568
		2,705,206
	HEALTHCARE-PRODUCTS — 6.8%
3,361	Abbott Laboratories[1]	366,416
1,363	Danaher Corp.[1]	327,120
596	Thermo Fisher Scientific, Inc.[1]	310,963
1,141	Waters Corp.*,1	304,122
		1,308,621
	HEALTHCARE-SERVICES — 8.8%
5,161	Centene Corp.*,1	348,110
730	Elevance Health, Inc.[1]	324,332
687	Humana, Inc.[1]	307,178
1,214	Molina Healthcare, Inc.*,1	365,705
702	UnitedHealth Group, Inc.[1]	337,409
		1,682,734
	HOUSEHOLD PRODUCTS/WARES — 5.7%
3,936	Church & Dwight Co., Inc.[1]	394,505
2,213	Clorox Co.[1]	351,956
2,539	Kimberly-Clark Corp.[1]	350,534
		1,096,995
	INSURANCE — 15.2%
1,718	Arthur J. Gallagher & Co.[1]	377,221
5,838	Brown & Brown, Inc.[1]	401,888
3,222	Globe Life, Inc.[1]	353,196
5,058	Hartford Financial Services Group, Inc.[1]	364,277
6,171	Loews Corp.[1]	366,434
2,055	Travelers Cos., Inc.[1]	356,871
5,622	W R Berkley Corp.[1]	334,846
1,473	Willis Towers Watson PLC[1]	346,892
		2,901,625

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA — 3.6%
844	FactSet Research Systems, Inc.[1]	$338,149
10,311	Fox Corp. - Class A1	350,574
		688,723
	OIL & GAS — 1.8%
13,629	Coterra Energy, Inc.[1]	344,814
	PHARMACEUTICALS — 16.5%
2,188	AbbVie, Inc.[1]	294,789
4,402	Cardinal Health, Inc.[1]	416,297
1,363	Cigna Group[1]	382,458
4,637	CVS Health Corp.[1]	320,556
2,169	Johnson & Johnson[1]	359,013
977	McKesson Corp.[1]	417,482
3,068	Merck & Co., Inc.[1]	354,017
14,677	Organon & Co.[1]	305,428
8,609	Pfizer, Inc.[1]	315,778
		3,165,818
	REITS — 1.8%
1,196	Public Storage - REIT[1]	349,088
	RETAIL — 10.6%
131	AutoZone, Inc.*,1	326,630
708	Costco Wholesale Corp.[1]	381,173
1,626	Dollar General Corp.[1]	276,062
1,068	Domino's Pizza, Inc.[1]	359,905
1,210	McDonald's Corp.[1]	361,076
1,445	Tractor Supply Co.[1]	319,490
		2,024,336
	SOFTWARE — 4.0%
4,242	Akamai Technologies, Inc.*,1	381,229
2,279	Jack Henry & Associates, Inc.[1]	381,345
		762,574
	TELECOMMUNICATIONS — 3.2%
17,757	AT&T, Inc.[1]	283,224
8,953	Verizon Communications, Inc.[1]	332,962
		616,186
	TRANSPORTATION — 1.8%
3,636	C.H. Robinson Worldwide, Inc.[1]	343,057
	TOTAL COMMON STOCKS
	(Cost $26,036,965)	25,923,440

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 0.2%
$30,057	UMB Bank Demand Deposit, 0.01%[2]	$30,057
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,057)	30,057
	TOTAL INVESTMENTS — 135.5%
	(Cost $26,067,022)	25,953,497
	Liabilities in Excess of Other Assets — (35.5)%	(6,801,047)
	TOTAL NET ASSETS — 100.0%	$19,152,450

Number of Shares
	SECURITIES SOLD SHORT — (101.0)%
	COMMON STOCKS — (101.0)%
	ADVERTISING — (0.7)%
(3,331)	Interpublic Group of Cos., Inc.	(128,510)
	AEROSPACE/DEFENSE — (1.4)%
(2,998)	Howmet Aerospace, Inc.	(148,581)
(1,231)	Raytheon Technologies Corp.	(120,589)
		(269,170)
	AGRICULTURE — (1.3)%
(1,557)	Archer-Daniels-Midland Co.	(117,647)
(1,330)	Bunge Ltd.	(125,485)
		(243,132)
	APPAREL — (0.6)%
(1,019)	NIKE, Inc. - Class B	(112,467)
	AUTO MANUFACTURERS — (0.7)%
(545)	Cummins, Inc.	(133,612)
	BEVERAGES — (0.6)%
(3,645)	Keurig Dr Pepper, Inc.	(113,979)
	BIOTECHNOLOGY — (1.2)%
(2,044)	Corteva, Inc.	(117,121)
(559)	Illumina, Inc.*	(104,807)
		(221,928)
	BUILDING MATERIALS — (3.2)%
(2,196)	Johnson Controls International PLC	(149,635)
(363)	Martin Marietta Materials, Inc.	(167,594)
(1,296)	Mohawk Industries, Inc.*	(133,695)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BUILDING MATERIALS (Continued)
(746)	Vulcan Materials Co.	$(168,178)
		(619,102)
	CHEMICALS — (4.6)%
(446)	Air Products and Chemicals, Inc.	(133,590)
(1,795)	DuPont de Nemours, Inc.	(128,235)
(783)	Ecolab, Inc.	(146,178)
(1,030)	FMC Corp.	(107,470)
(1,323)	International Flavors & Fragrances, Inc.	(105,298)
(353)	Linde PLC	(134,521)
(905)	PPG Industries, Inc.	(134,212)
		(889,504)
	COMMERCIAL SERVICES — (2.9)%
(590)	Automatic Data Processing, Inc.	(129,676)
(1,826)	CoStar Group, Inc.*	(162,514)
(1,183)	Global Payments, Inc.	(116,549)
(764)	Quanta Services, Inc.	(150,088)
		(558,827)
	COMPUTERS — (0.7)%
(8,078)	Hewlett Packard Enterprise Co.	(135,710)
	COSMETICS/PERSONAL CARE — (0.5)%
(501)	Estee Lauder Cos., Inc. - Class A	(98,386)
	DIVERSIFIED FINANCIAL SERVICES — (0.7)%
(782)	American Express Co.	(136,224)
	ELECTRIC — (16.7)%
(2,349)	Alliant Energy Corp.	(123,276)
(1,440)	Ameren Corp.	(117,605)
(1,383)	American Electric Power Co., Inc.	(116,449)
(4,200)	CenterPoint Energy, Inc.	(122,430)
(2,106)	CMS Energy Corp.	(123,727)
(1,314)	Consolidated Edison, Inc.	(118,786)
(1,704)	Constellation Energy Corp.	(156,001)
(2,205)	Dominion Energy, Inc.	(114,197)
(1,143)	DTE Energy Co.	(125,753)
(1,311)	Duke Energy Corp.	(117,649)
(1,771)	Edison International	(122,996)
(1,178)	Entergy Corp.	(114,702)
(2,073)	Evergy, Inc.	(121,105)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ELECTRIC (Continued)
(1,633)	Eversource Energy	$(115,812)
(2,989)	Exelon Corp.	(121,772)
(3,148)	FirstEnergy Corp.	(122,394)
(1,637)	NextEra Energy, Inc.	(121,465)
(3,669)	NRG Energy, Inc.	(137,184)
(7,590)	PG&E Corp.*	(131,155)
(1,618)	Pinnacle West Capital Corp.	(131,802)
(4,484)	PPL Corp.	(118,647)
(2,020)	Public Service Enterprise Group, Inc.	(126,472)
(825)	Sempra Energy	(120,112)
(1,768)	Southern Co.	(124,202)
(1,336)	WEC Energy Group, Inc.	(117,889)
(1,832)	Xcel Energy, Inc.	(113,895)
		(3,197,477)
	ELECTRICAL COMPONENTS & EQUIPMENT — (1.0)%
(1,242)	Generac Holdings, Inc.*	(185,219)
	ENGINEERING & CONSTRUCTION — (0.7)%
(1,110)	Jacobs Solutions, Inc.	(131,968)
	FOOD — (3.2)%
(843)	J M Smucker Co.	(124,486)
(2,694)	Kroger Co.	(126,618)
(1,828)	Mondelez International, Inc. - Class A	(133,334)
(1,715)	Sysco Corp.	(127,253)
(2,113)	Tyson Foods, Inc. - Class A	(107,848)
		(619,539)
	GAS — (1.3)%
(1,130)	Atmos Energy Corp.	(131,464)
(4,541)	NiSource, Inc.	(124,196)
		(255,660)
	HAND/MACHINE TOOLS — (0.8)%
(1,591)	Stanley Black & Decker, Inc.	(149,093)
	HEALTHCARE-PRODUCTS — (8.1)%
(2,987)	Baxter International, Inc.	(136,088)
(1,505)	Bio-Techne Corp.	(122,853)
(2,476)	Boston Scientific Corp.*	(133,927)
(342)	Cooper Cos., Inc.	(131,133)
(3,132)	DENTSPLY SIRONA, Inc.	(125,343)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
(398)	Insulet Corp.*	$(114,759)
(1,562)	Medtronic PLC	(137,612)
(946)	Revvity, Inc.	(112,375)
(695)	STERIS PLC	(156,361)
(439)	Stryker Corp.	(133,934)
(488)	Teleflex, Inc.	(118,111)
(958)	Zimmer Biomet Holdings, Inc.	(139,485)
		(1,561,981)
	HEALTHCARE-SERVICES — (0.7)%
(2,971)	Catalent, Inc.*	(128,823)
	HOUSEWARES — (0.5)%
(10,162)	Newell Brands, Inc.	(88,409)
	INSURANCE — (5.9)%
(1,123)	Allstate Corp.	(122,452)
(1,783)	Arch Capital Group Ltd.*	(133,458)
(1,085)	Assurant, Inc.	(136,406)
(396)	Berkshire Hathaway, Inc. - Class B*	(135,036)
(643)	Chubb Ltd.	(123,816)
(1,195)	Cincinnati Financial Corp.	(116,297)
(350)	Everest Re Group Ltd.	(119,651)
(2,082)	MetLife, Inc.	(117,696)
(927)	Progressive Corp.	(122,707)
		(1,127,519)
	INTERNET — (2.4)%
(1,257)	Amazon.com, Inc.*	(163,863)
(7,169)	Gen Digital, Inc.	(132,985)
(386)	Netflix, Inc.*	(170,029)
		(466,877)
	LODGING — (0.6)%
(2,167)	Las Vegas Sands Corp.*	(125,686)
	MACHINERY-CONSTRUCTION & MINING — (0.7)%
(568)	Caterpillar, Inc.	(139,756)
	MACHINERY-DIVERSIFIED — (1.4)%
(324)	Deere & Co.	(131,282)
(1,221)	Xylem, Inc.	(137,509)
		(268,791)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MEDIA — (0.6)%
(1,279)	Walt Disney Co.*	$(114,189)
	MINING — (0.6)%
(2,604)	Newmont Corp.	(111,087)
	MISCELLANEOUS MANUFACTURING — (1.4)%
(1,303)	General Electric Co.	(143,135)
(293)	Teledyne Technologies, Inc.*	(120,455)
		(263,590)
	PACKAGING & CONTAINERS — (1.4)%
(11,494)	Amcor PLC	(114,710)
(2,500)	Ball Corp.	(145,525)
		(260,235)
	PHARMACEUTICALS — (5.0)%
(769)	AmerisourceBergen Corp.	(147,979)
(500)	Becton Dickinson & Co.	(132,005)
(1,816)	Bristol-Myers Squibb Co.	(116,133)
(1,074)	Dexcom, Inc.*	(138,020)
(344)	Eli Lilly & Co.	(161,329)
(1,543)	Henry Schein, Inc.*	(125,137)
(13,032)	Viatris, Inc.	(130,059)
		(950,662)
	REITS — (16.4)%
(1,057)	Alexandria Real Estate Equities, Inc. - REIT	(119,959)
(619)	American Tower Corp. - REIT	(120,049)
(738)	AvalonBay Communities, Inc. - REIT	(139,681)
(2,474)	Boston Properties, Inc. - REIT	(142,478)
(1,205)	Camden Property Trust - REIT	(131,188)
(978)	Crown Castle, Inc. - REIT	(111,433)
(1,320)	Digital Realty Trust, Inc. - REIT	(150,308)
(182)	Equinix, Inc. - REIT	(142,677)
(2,085)	Equity Residential - REIT	(137,548)
(604)	Essex Property Trust, Inc. - REIT	(141,517)
(824)	Extra Space Storage, Inc. - REIT	(122,652)
(1,313)	Federal Realty Investment Trust - REIT	(127,059)
(6,057)	Healthpeak Properties, Inc. - REIT	(121,746)
(3,865)	Invitation Homes, Inc. - REIT	(132,956)
(2,423)	Iron Mountain, Inc. - REIT	(137,675)
(855)	Mid-America Apartment Communities, Inc. - REIT	(129,840)
(1,042)	Prologis, Inc. - REIT	(127,820)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(2,090)	Realty Income Corp. - REIT	$(124,961)
(2,115)	Regency Centers Corp. - REIT	(130,644)
(490)	SBA Communications Corp. - Class A - REIT	(113,562)
(3,112)	UDR, Inc. - REIT	(133,692)
(2,910)	Ventas, Inc. - REIT	(137,556)
(3,906)	VICI Properties, Inc. - REIT	(122,766)
(1,710)	Welltower, Inc. - REIT	(138,322)
		(3,138,089)
	RETAIL — (3.5)%
(1,002)	Advance Auto Parts, Inc.	(70,441)
(863)	Dollar Tree, Inc.*	(123,841)
(767)	Genuine Parts Co.	(129,799)
(786)	Target Corp.	(103,673)
(3,611)	Walgreens Boots Alliance, Inc.	(102,877)
(855)	Walmart, Inc.	(134,389)
		(665,020)
	SEMICONDUCTORS — (0.7)%
(4,003)	Intel Corp.	(133,860)
	SOFTWARE — (3.6)%
(876)	Broadridge Financial Solutions, Inc.	(145,092)
(2,248)	Fidelity National Information Services, Inc.	(122,966)
(290)	Roper Technologies, Inc.	(139,432)
(647)	Salesforce, Inc.*	(136,685)
(1,031)	Take-Two Interactive Software, Inc.*	(151,722)
		(695,897)
	TELECOMMUNICATIONS — (2.6)%
(783)	Arista Networks, Inc.*	(126,893)
(3,710)	Corning, Inc.	(129,999)
(3,837)	Juniper Networks, Inc.	(120,213)
(850)	T-Mobile US, Inc.*	(118,065)
		(495,170)
	TOYS/GAMES/HOBBIES — (0.8)%
(2,410)	Hasbro, Inc.	(156,096)
	TRANSPORTATION — (0.7)%
(610)	Norfolk Southern Corp.	(138,324)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	WATER — (0.6)%
(861)	American Water Works Co., Inc.	$(122,908)
	TOTAL COMMON STOCKS
	(Proceeds $20,011,350)	(19,352,476)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $20,011,350)	$(19,352,476)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for securities sold short. As of June 30, 2023, the aggregate value of those securities was $25,923,440, representing 135.4% of net assets.
[2]The rate is the annualized seven-day yield at period end.